Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Bank Borrowings [Line Items]
Bank borrowings – current and portion	$ 1,039,193	$ 621,428
Representing:
Within 12 months	184,334	187,288
Over 1 year	854,859	434,140
Representing amount	$ 1,039,193	621,428
SME instalment loan [Member]
Schedule of Bank Borrowings [Line Items]
Term of repayments	5 years
Effective interest rate	9.22%
Total bank borrowings	$ 23,919	113,677
SME instalment loan one [Member]
Schedule of Bank Borrowings [Line Items]
Term of repayments	5 years
Effective interest rate	7.56%
Total bank borrowings	$ 414,490	507,751
SME instalment loan two [Member]
Schedule of Bank Borrowings [Line Items]
Term of repayments	3 years
Effective interest rate	2.75%
Total bank borrowings	$ 600,784